PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95 .8%
Australia : 7 .8%
20,009
Ampol Ltd.
$ 431,997
0.0
253,312  ANZ Group Holdings
Ltd.
4,154,741
0 .3
106,145
APA Group
564,674
0.0
49,554
Aristocrat Leisure Ltd.
1,294,671
0 .1
16,255
ASX Ltd.
594,576
0 .1
154,553
Aurizon Holdings Ltd.
345,568
0.0
426,991  BHP Group Ltd. - Class
DI
11,994,539
0 .9
38,697
BlueScope Steel Ltd.
479,205
0.0
117,103
Brambles Ltd.
1,075,772
0 .1
5,523
Cochlear Ltd.
904,575
0 .1
112,811
Coles Group Ltd.
1,125,951
0 .1
141,282  Commonwealth Bank of
Australia
9,024,543
0 .7
48,343
Computershare Ltd.
805,614
0 .1
40,658
CSL Ltd.
6,550,131
0 .5
90,309
Dexus
420,975
0.0
12,870
EBOS Group Ltd.
263,652
0.0
120,302  Endeavour Group Ltd./
Australia
406,173
0.0
142,737  Fortescue Metals Group
Ltd.
1,897,411
0 .2
887,765
Glencore PLC
5,055,419
0 .4
142,906
Goodman Group
1,958,647
0 .2
160,839
GPT Group
400,526
0.0
21,033
IDP Education Ltd.
287,841
0.0
57,225
IGO Ltd.
459,233
0.0
205,704  Insurance Australia
Group Ltd.
746,202
0 .1
57,878
Lendlease Corp. Ltd.
265,430
0.0
186,884
(1)
Lottery Corp. Ltd.
564,766
0.0
30,947
Macquarie Group Ltd.
3,314,058
0 .3
231,237
Medibank Pvt Ltd.
510,371
0.0
14,753
(1)
Mineral Resources Ltd.
633,520
0 .1
331,310
Mirvac Group
450,313
0.0
264,625
(1)
National Australia Bank
Ltd.
4,912,595
0 .4
75,374
Newcrest Mining Ltd.
1,187,634
0 .1
96,949  Northern Star
Resources Ltd.
643,766
0 .1
38,393
Orica Ltd.
382,806
0.0
145,208
Origin Energy Ltd.
817,658
0 .1
227,442
(1)
Pilbara Minerals Ltd.
620,505
0 .1
71,222
(2)
Qantas Airways Ltd.
235,780
0.0
125,766  QBE Insurance Group
Ltd.
1,259,829
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia: (continued)
15,394  Ramsay Health Care
Ltd.
$ 510,934
0.0
4,437
REA Group Ltd.
438,209
0.0
18,984
(1)
Reece Ltd.
225,973
0.0
31,289
Rio Tinto Ltd.
2,256,811
0 .2
94,899
Rio Tinto PLC
5,958,981
0 .5
273,750
Santos Ltd.
1,379,982
0 .1
437,490
Scentre Group
687,457
0 .1
30,025
(1)
SEEK Ltd.
424,166
0.0
37,699
Sonic Healthcare Ltd.
719,861
0 .1
382,989
South32 Ltd. - Class DI
826,953
0 .1
200,436
Stockland
501,645
0.0
106,755
Suncorp Group Ltd.
951,149
0 .1
340,867
Telstra Group Ltd.
842,161
0 .1
259,655
Transurban Group
2,109,869
0 .2
60,609  Treasury Wine Estates
Ltd.
478,608
0.0
324,893
Vicinity Ltd.
352,104
0.0
19,700  Washington H Soul
Pattinson & Co. Ltd.
410,955
0.0
95,627
(1)
Wesfarmers Ltd.
3,236,401
0 .3
295,775
Westpac Banking Corp.
3,998,158
0 .3
13,932
WiseTech Global Ltd.
578,323
0.0
160,043  Woodside Energy
Group Ltd.
3,721,175
0 .3
102,723
Woolworths Group Ltd.
2,459,314
0 .2
Austria : 0 .2%
28,982
Erste Group Bank AG
1,000,948
0 .1
40,927
Mondi PLC
682,743
0 .1
12,366
OMV AG
590,657
0.0
5,717
Verbund AG
465,087
0.0
9,745
voestalpine AG
265,311
0.0
Belgium : 0 .8%
13,541
Ageas SA
557,706
0 .1
73,213  Anheuser-Busch InBev
SA
4,058,649
0 .3
1,826
(1)
D'ieteren Group
307,852
0.0
2,469
Elia Group SA
241,619
0.0
8,037  Groupe Bruxelles
Lambert NV
598,035
0 .1
21,098
KBC Group NV
1,313,490
0 .1
34
Lotus Bakeries NV
276,429
0.0
1,294
Sofina SA
261,536
0.0
6,247
Solvay SA
690,352
0 .1
10,657
UCB SA
872,907
0 .1
17,585
(1)
Umicore SA
416,353
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Belgium: (continued)
13,966  Warehouses De Pauw
CVA
$ 345,152
0.0
Brazil : 0.0%
13,902
Yara International ASA
524,935
0.0
Burkina Faso : 0.0%
15,587
Endeavour Mining PLC
300,892
0.0
Chile : 0.0%
33,111
Antofagasta PLC
574,803
0.0
China : 0 .5%
312,000  BOC Hong Kong
Holdings Ltd.
851,720
0 .1
144,600
(3)
Budweiser Brewing Co.
APAC Ltd.
284,170
0.0
184,600
(1)(3)
ESR Group Ltd.
258,065
0.0
128,847
(2)
Prosus NV
3,796,610
0 .3
113,000  SITC International
Holdings Co. Ltd.
189,592
0.0
700,000
(3)
WH Group Ltd.
366,393
0.0
161,300  Wilmar International
Ltd.
438,944
0 .1
139,000
(1)
Xinyi Glass Holdings
Ltd.
179,112
0.0
Denmark : 3 .2%
260  AP Moller - Maersk A/S
- Class A
460,122
0.0
409  AP Moller - Maersk A/S
- Class B
735,748
0 .1
8,300
Carlsberg AS - Class B
1,046,506
0 .1
8,857
(1)
Chr Hansen Holding
A/S
541,809
0.0
11,513
Coloplast A/S - Class B
1,218,271
0 .1
58,138
Danske Bank A/S
1,349,150
0 .1
8,494
(2)
Demant A/S
350,728
0.0
15,690
(1)
DSV A/S
2,923,686
0 .2
5,566
(2)
Genmab A/S
1,970,646
0 .2
275,066
(1)
Novo Nordisk A/S -
Class B
25,045,107
2 .0
17,240
(1)
Novozymes A/S - Class
B
693,649
0 .1
15,945
(1)(3)
Orsted AS
867,459
0 .1
7,127
Pandora A/S
735,444
0 .1
767
(1)
Rockwool A/S - Class B
185,373
0.0
29,430
Tryg A/S
538,551
0.0
85,120
(1)(2)
Vestas Wind Systems
A/S
1,821,048
0 .1
Finland : 1 .1%
11,943
Elisa Oyj
553,835
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Finland: (continued)
37,669
(1)
Fortum Oyj
$ 436,849
0.0
22,933
Kesko Oyj - Class B
410,873
0.0
28,649
Kone Oyj - Class B
1,207,271
0 .1
55,683
Metso Oyj
583,940
0 .1
35,660
Neste Oyj
1,207,755
0 .1
451,002
Nokia Oyj
1,695,802
0 .1
272,406
Nordea Bank Abp
2,986,587
0 .2
9,076
Orion Oyj - Class B
356,558
0.0
38,763
Sampo Oyj - Class A
1,675,783
0 .1
48,847
(1)
Stora Enso Oyj - Class
R
612,218
0 .1
44,988
UPM-Kymmene Oyj
1,540,428
0 .1
39,747
(1)
Wartsila Oyj Abp
450,490
0 .1
France : 10 .7%
15,629
Accor SA
525,673
0.0
24,469
(2)
Adevinta ASA
241,062
0.0
2,493
Aeroports de Paris
294,002
0.0
44,146
Air Liquide SA
7,435,581
0 .6
49,966
Airbus SE
6,687,874
0 .5
24,140
(1)
Alstom SA
573,740
0 .1
5,135
(3)
Amundi SA
288,417
0.0
5,060
Arkema SA
498,110
0.0
154,687
AXA SA
4,589,389
0 .4
3,478
BioMerieux
336,464
0.0
88,434
BNP Paribas SA
5,623,189
0 .4
62,188
(1)
Bollore SE
333,776
0.0
16,071
Bouygues SA
561,916
0 .1
24,860
Bureau Veritas SA
616,431
0 .1
13,899
Capgemini SE
2,425,289
0 .2
50,362
Carrefour SA
864,973
0 .1
38,988
Cie de Saint-Gobain
2,333,448
0 .2
57,182  Cie Generale des
Etablissements Michelin
SCA
1,750,168
0 .1
4,257
Covivio SA/France
188,826
0.0
102,020
Credit Agricole SA
1,254,317
0 .1
54,272
Danone SA
2,993,522
0 .2
1,739
Dassault Aviation SA
327,541
0.0
56,472
Dassault Systemes SE
2,097,507
0 .2
21,037
Edenred
1,315,991
0 .1
6,171
Eiffage SA
585,737
0 .1
153,950
Engie SA
2,361,004
0 .2
24,852
EssilorLuxottica SA
4,322,896
0 .3
3,659
Eurazeo SE
217,729
0.0
3,860
Gecina SA
393,558
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France: (continued)
30,017
Getlink SE
$ 478,528
0.0
2,669
Hermes International
4,865,129
0 .4
3,167
Ipsen SA
414,946
0.0
6,275
Kering SA
2,851,129
0 .2
18,064
Klepierre SA
442,308
0.0
8,820
(3)
La Francaise des Jeux
SAEM
286,471
0.0
22,490
Legrand SA
2,066,523
0 .2
20,329
L'Oreal SA
8,424,584
0 .7
23,274  LVMH Moet Hennessy
Louis Vuitton SE
17,567,930
1 .4
156,949
Orange SA
1,800,247
0 .1
17,237
Pernod Ricard SA
2,869,788
0 .2
19,292
Publicis Groupe SA
1,460,263
0 .1
1,919
(1)
Remy Cointreau SA
233,958
0.0
16,139
Renault SA
660,351
0 .1
28,811
Safran SA
4,514,950
0 .4
95,764
Sanofi
10,282,686
0 .8
2,322  Sartorius Stedim
Biotech
552,412
0 .1
2,091
SEB SA
195,063
0.0
61,311
Societe Generale SA
1,483,580
0 .1
7,457
Sodexo SA
767,680
0 .1
4,983
Teleperformance
625,648
0 .1
8,859
Thales SA
1,245,072
0 .1
189,518
(1)
TotalEnergies SE
12,460,688
1 .0
9,962
(2)
Unibail-Rodamco-
Westfield
489,886
0.0
17,379
Valeo
298,223
0.0
57,284  Veolia Environnement
SA
1,655,861
0 .1
44,797
Vinci SA
4,955,939
0 .4
57,076
Vivendi SE
499,878
0.0
2,237
Wendel SE
176,823
0.0
20,249
(2)(3)
Worldline SA/France
568,415
0 .1
Germany : 7 .5%
13,655
adidas AG
2,395,206
0 .2
33,995
Allianz SE
8,090,003
0 .6
75,342
BASF SE
3,410,352
0 .3
82,807
Bayer AG
3,976,758
0 .3
25,371  Bayerische Motoren
Werke AG
2,576,861
0 .2
6,877
Bechtle AG
320,264
0.0
8,496
Beiersdorf AG
1,095,892
0 .1
12,371
Brenntag SE
957,227
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany: (continued)
3,379  Carl Zeiss Meditec AG -
Class BR
$ 294,557
0.0
89,726
Commerzbank AG
1,018,332
0 .1
9,272
Continental AG
651,470
0 .1
16,285
(2)(3)
Covestro AG
875,725
0 .1
41,619  Daimler Truck Holding
AG
1,441,027
0 .1
163,371
Deutsche Bank AG
1,795,492
0 .1
16,015
Deutsche Boerse AG
2,765,739
0 .2
50,189
(2)
Deutsche Lufthansa AG
397,166
0.0
83,551
Deutsche Post AG, Reg
3,390,127
0 .3
273,196  Deutsche Telekom AG,
Reg
5,730,780
0 .5
189,238
E.ON SE
2,237,931
0 .2
17,607
Evonik Industries AG
321,155
0.0
17,312  Fresenius Medical Care
AG & Co. KGaA
744,277
0 .1
35,606  Fresenius SE & Co.
KGaA
1,105,931
0 .1
12,931
GEA Group AG
476,564
0.0
5,082
Hannover Rueck SE
1,115,086
0 .1
12,207  Heidelberg Materials
AG
945,437
0 .1
13,078
(2)
HelloFresh SE
388,606
0.0
8,725
Henkel AG & Co. KGaA
550,126
0.0
110,074  Infineon Technologies
AG
3,645,734
0 .3
6,091
Knorr-Bremse AG
386,153
0.0
6,223
(2)
LEG Immobilien SE
427,939
0.0
67,631  Mercedes-Benz Group
AG
4,706,900
0 .4
10,894
Merck KGaA
1,816,110
0 .1
4,537
MTU Aero Engines AG
821,694
0 .1
11,503  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
4,479,876
0 .4
4,849
Nemetschek SE
295,103
0.0
8,865
Puma SE
548,144
0.0
430
Rational AG
272,062
0.0
3,672
Rheinmetall AG
944,628
0 .1
53,293
RWE AG
1,978,226
0 .2
88,017
SAP SE
11,393,100
0 .9
6,297
(3)
Scout24 SE
436,625
0.0
64,059
Siemens AG, Reg
9,154,592
0 .7
43,624
(2)
Siemens Energy AG
568,539
0 .1
23,769
(3)
Siemens Healthineers
AG
1,202,281
0 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany: (continued)
11,192
Symrise AG
$ 1,065,466
0 .1
5,318
Talanx AG
336,576
0.0
74,927  Telefonica Deutschland
Holding AG
134,012
0.0
2,478
Volkswagen AG
325,430
0.0
61,799
Vonovia SE
1,480,599
0 .1
1,533
Wacker Chemie AG
218,911
0.0
18,810
(2)(3)
Zalando SE
417,927
0.0
Hong Kong : 1 .9%
973,600
AIA Group Ltd.
7,873,646
0 .6
166,500
CK Asset Holdings Ltd.
874,557
0 .1
226,000  CK Hutchison Holdings
Ltd.
1,199,854
0 .1
50,000  CK Infrastructure
Holdings Ltd.
235,918
0.0
3,000  CK Infrastructure
Holdings Ltd.
14,155
0.0
138,500
CLP Holdings Ltd.
1,022,668
0 .1
4,619
(2)
Futu Holdings Ltd., ADR
267,024
0.0
151,000  Hang Lung Properties
Ltd.
206,592
0.0
64,500
Hang Seng Bank Ltd.
800,283
0 .1
122,000  Henderson Land
Development Co. Ltd.
320,367
0.0
318,000  HKT Trust & HKT Ltd. -
Stapled Security
331,601
0.0
944,000
(1)
Hong Kong & China
Gas Co. Ltd.
656,823
0 .1
101,500  Hong Kong Exchanges
& Clearing Ltd.
3,766,946
0 .3
93,100  Hongkong Land
Holdings Ltd.
332,023
0.0
13,400  Jardine Matheson
Holdings Ltd.
625,110
0 .1
213,200
Link REIT
1,042,449
0 .1
131,000
MTR Corp. Ltd.
517,504
0.0
127,000  New World
Development Co. Ltd.
246,240
0.0
116,500  Power Assets Holdings
Ltd.
562,637
0 .1
308,000
Sino Land Co. Ltd.
346,388
0.0
122,000  Sun Hung Kai
Properties Ltd.
1,301,735
0 .1
36,500  Swire Pacific Ltd. -
Class A
245,846
0.0
98,200
Swire Properties Ltd.
204,229
0.0
116,000  Techtronic Industries
Co. Ltd.
1,119,816
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong: (continued)
141,000
(1)
Wharf Real Estate
Investment Co. Ltd.
$ 543,405
0.0
Ireland : 0 .6%
14,712
(2)
AerCap Holdings NV
922,001
0 .1
121,402
AIB Group PLC
544,150
0.0
89,859  Bank of Ireland Group
PLC
878,427
0 .1
14,884
(2)
Flutter Entertainment
PLC - Class DI
2,428,033
0 .2
13,435  Kerry Group PLC -
Class A
1,122,554
0 .1
13,035
Kingspan Group PLC
973,496
0 .1
21,928  Smurfit Kappa Group
PLC
728,443
0.0
Israel : 0 .6%
3,563
Azrieli Group Ltd.
182,899
0.0
107,081
Bank Hapoalim BM
954,049
0 .1
129,624
(1)
Bank Leumi Le-Israel
BM
1,074,045
0 .1
7,889
(2)
Check Point Software
Technologies Ltd.
1,051,446
0 .1
2,234
Elbit Systems Ltd.
442,792
0.0
7,615
(2)
Global-e Online Ltd.
302,620
0.0
64,951
ICL Group Ltd.
358,406
0.0
103,864  Israel Discount Bank
Ltd. - Class A
562,959
0 .1
12,957  Mizrahi Tefahot Bank
Ltd.
470,531
0.0
5,334
(2)
Nice Ltd.
909,762
0 .1
94,435
(2)
Teva Pharmaceutical
Industries Ltd., ADR
963,237
0 .1
4,532
(2)
Wix.com Ltd.
416,038
0.0
Italy : 2 .1%
10,455
(1)
Amplifon SpA
309,479
0.0
85,429  Assicurazioni Generali
SpA
1,743,812
0 .1
18,625  Coca-Cola HBC AG -
Class DI
509,281
0.0
43,890  Davide Campari-Milano
NV
516,688
0.0
1,886
(1)
DiaSorin SpA
171,744
0.0
685,549
Enel SpA
4,204,298
0 .3
199,187
Eni SpA
3,199,702
0 .3
10,625
Ferrari NV
3,132,096
0 .2
51,469  FinecoBank Banca
Fineco SpA
621,502
0 .1
28,218
(1)(3)
Infrastrutture Wireless
Italiane SpA
335,297
0.0
1,309,878
Intesa Sanpaolo SpA
3,354,884
0 .3

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy: (continued)
46,350
(1)
Mediobanca Banca di
Credito Finanziario SpA
$ 611,083
0 .1
17,361
(1)
Moncler SpA
1,006,157
0 .1
49,559
(2)(3)
Nexi SpA
301,967
0.0
43,866
(3)
Poste Italiane SpA
460,651
0.0
22,135
Prysmian SpA
888,461
0 .1
8,779  Recordati Industria
Chimica e Farmaceutica
SpA
413,713
0.0
169,969
Snam SpA
797,541
0 .1
836,629
(1)(2)
Telecom Italia SpA/
Milano
260,916
0.0
118,594  Terna - Rete Elettrica
Nazionale
891,998
0 .1
155,406
UniCredit SpA
3,702,765
0 .3
Japan : 22 .1%
64,800
Advantest Corp.
1,807,500
0 .1
55,100
Aeon Co. Ltd.
1,091,427
0 .1
16,300
AGC, Inc.
571,273
0 .1
12,400
Aisin Corp.
468,534
0.0
38,000
Ajinomoto Co., Inc.
1,465,228
0 .1
13,400
(2)
ANA Holdings, Inc.
280,570
0.0
40,600  Asahi Group Holdings
Ltd.
1,516,595
0 .1
18,200
Asahi Intecc Co. Ltd.
326,297
0.0
105,700
Asahi Kasei Corp.
665,326
0 .1
152,500
Astellas Pharma, Inc.
2,110,848
0 .2
9,700
Azbil Corp.
296,330
0.0
50,500  Bandai Namco
Holdings, Inc.
1,027,194
0 .1
11,100  BayCurrent Consulting,
Inc.
369,883
0.0
48,100
Bridgestone Corp.
1,874,359
0 .2
19,500
Brother Industries Ltd.
314,107
0.0
84,300
Canon, Inc.
2,030,672
0 .2
14,600
Capcom Co. Ltd.
525,479
0 .1
61,000  Central Japan Railway
Co.
1,483,398
0 .1
44,500
Chiba Bank Ltd.
323,297
0.0
54,300  Chubu Electric Power
Co., Inc.
691,233
0 .1
56,600  Chugai Pharmaceutical
Co. Ltd.
1,745,207
0 .1
89,000  Concordia Financial
Group Ltd.
405,441
0.0
36,100
CyberAgent, Inc.
194,328
0.0
18,400  Dai Nippon Printing Co.
Ltd.
478,734
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
25,500
Daifuku Co. Ltd.
$ 481,354
0.0
79,300  Dai-ichi Life Holdings,
Inc.
1,637,094
0 .1
155,900
Daiichi Sankyo Co. Ltd.
4,268,125
0 .3
22,200
Daikin Industries Ltd.
3,480,332
0 .3
5,300  Daito Trust Construction
Co. Ltd.
558,268
0 .1
50,300  Daiwa House Industry
Co. Ltd.
1,350,022
0 .1
185  Daiwa House REIT
Investment Corp.
326,404
0.0
112,000  Daiwa Securities Group,
Inc.
645,855
0 .1
146,000
Denso Corp.
2,342,698
0 .2
17,000
Dentsu Group, Inc.
499,999
0.0
7,800
Disco Corp.
1,441,098
0 .1
25,500
East Japan Railway Co.
1,459,287
0 .1
21,300
Eisai Co. Ltd.
1,180,527
0 .1
242,900
ENEOS Holdings, Inc.
956,088
0 .1
80,500
FANUC Corp.
2,093,598
0 .2
14,800
Fast Retailing Co. Ltd.
3,223,665
0 .3
10,700
Fuji Electric Co. Ltd.
481,882
0.0
31,500  FUJIFILM Holdings
Corp.
1,822,294
0 .2
14,900
Fujitsu Ltd.
1,752,405
0 .1
394
GLP J-Reit
352,161
0.0
3,600  GMO Payment
Gateway, Inc.
196,429
0.0
18,100  Hakuhodo DY Holdings,
Inc.
148,674
0.0
11,800  Hamamatsu Photonics
KK
496,234
0.0
19,300  Hankyu Hanshin
Holdings, Inc.
658,528
0 .1
1,700
Hikari Tsushin, Inc.
258,903
0.0
2,600
Hirose Electric Co. Ltd.
300,749
0.0
9,000  Hitachi Construction
Machinery Co. Ltd.
273,112
0.0
79,100
Hitachi Ltd.
4,902,427
0 .4
389,400
Honda Motor Co. Ltd.
4,380,632
0 .3
9,100
Hoshizaki Corp.
315,900
0.0
29,800
Hoya Corp.
3,052,041
0 .2
32,200
Hulic Co. Ltd.
288,732
0.0
9,500
Ibiden Co. Ltd.
503,884
0.0
16,300
Idemitsu Kosan Co. Ltd.
373,679
0.0
13,300  Iida Group Holdings
Co. Ltd.
220,706
0.0
81,800
Inpex Corp.
1,226,864
0 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
49,000
Isuzu Motors Ltd.
$ 616,009
0 .1
100,200
ITOCHU Corp.
3,618,616
0 .3
12,100
Japan Airlines Co. Ltd.
235,093
0.0
42,200  Japan Exchange Group,
Inc.
781,810
0 .1
587  Japan Metropolitan
Fund Invest
380,701
0.0
122,000  Japan Post Bank Co.
Ltd.
1,061,625
0 .1
189,600  Japan Post Holdings
Co. Ltd.
1,516,827
0 .1
16,800  Japan Post Insurance
Co. Ltd.
282,548
0.0
108  Japan Real Estate
Investment Corp.
420,848
0.0
101,100
Japan Tobacco, Inc.
2,326,113
0 .2
41,300
JFE Holdings, Inc.
604,810
0 .1
14,900
JSR Corp.
399,727
0.0
35,500
Kajima Corp.
577,870
0 .1
59,300  Kansai Electric Power
Co., Inc.
820,981
0 .1
39,300
Kao Corp.
1,456,655
0 .1
11,600  Kawasaki Kisen Kaisha
Ltd.
395,860
0.0
126,200
KDDI Corp.
3,863,042
0 .3
8,600
Keio Corp.
295,652
0.0
10,900  Keisei Electric Railway
Co. Ltd.
377,558
0.0
16,400
Keyence Corp.
6,065,145
0 .5
11,400
Kikkoman Corp.
597,506
0 .1
15,200  Kintetsu Group Holdings
Co. Ltd.
430,961
0.0
65,500
Kirin Holdings Co. Ltd.
917,029
0 .1
4,300  Kobayashi
Pharmaceutical Co. Ltd.
191,784
0.0
12,600
Kobe Bussan Co. Ltd.
294,984
0.0
9,900  Koei Tecmo Holdings
Co. Ltd.
140,655
0.0
17,600  Koito Manufacturing
Co. Ltd.
265,403
0.0
77,900
Komatsu Ltd.
2,101,052
0 .2
8,500
Konami Group Corp.
448,158
0.0
2,800
Kose Corp.
202,950
0.0
85,300
Kubota Corp.
1,254,833
0 .1
8,800  Kurita Water Industries
Ltd.
306,230
0.0
27,100
Kyocera Corp.
1,373,909
0 .1
22,700
Kyowa Kirin Co. Ltd.
394,682
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
6,400
Lasertec Corp.
$ 995,280
0 .1
24,100
Lixil Corp.
280,083
0.0
37,100
M3, Inc.
672,947
0 .1
18,800
Makita Corp.
463,593
0.0
121,700
Marubeni Corp.
1,897,090
0 .2
28,800  MatsukiyoCocokara &
Co.
515,895
0.0
47,700
Mazda Motor Corp.
541,609
0 .1
7,300
(1)
McDonald's Holdings
Co. Japan Ltd.
278,928
0.0
19,800
MEIJI Holdings Co. Ltd.
492,111
0.0
30,500  MINEBEA MITSUMI,
Inc.
496,939
0.0
23,900
MISUMI Group, Inc.
372,182
0.0
107,500  Mitsubishi Chemical
Group Corp.
677,258
0 .1
96,900
Mitsubishi Corp.
4,617,318
0 .4
162,900
Mitsubishi Electric Corp.
2,012,543
0 .2
94,900  Mitsubishi Estate Co.
Ltd.
1,238,067
0 .1
68,000  Mitsubishi HC Capital,
Inc.
453,089
0.0
27,000  Mitsubishi Heavy
Industries Ltd.
1,505,977
0 .1
962,500  Mitsubishi UFJ Financial
Group, Inc.
8,156,375
0 .6
110,700
Mitsui & Co. Ltd.
4,015,083
0 .3
14,300
Mitsui Chemicals, Inc.
370,486
0.0
75,000
Mitsui Fudosan Co. Ltd.
1,651,801
0 .1
28,900
Mitsui OSK Lines Ltd.
794,145
0 .1
203,300  Mizuho Financial
Group, Inc.
3,451,618
0 .3
21,000
MonotaRO Co. Ltd.
223,885
0.0
36,100  MS&AD Insurance
Group Holdings, Inc.
1,321,055
0 .1
145,200  Murata Manufacturing
Co. Ltd.
2,648,762
0 .2
20,700
NEC Corp.
1,143,109
0 .1
28,800
Nexon Co. Ltd.
514,617
0.0
19,600
NGK Insulators Ltd.
259,770
0.0
35,200
NIDEC Corp.
1,625,305
0 .1
87,600
Nintendo Co. Ltd.
3,640,040
0 .3
129  Nippon Building Fund,
Inc.
522,390
0 .1
6,100  Nippon Express
Holdings, Inc.
318,297
0.0
79,600  Nippon Paint Holdings
Co. Ltd.
534,604
0 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
191  Nippon Prologis REIT,
Inc.
$ 356,591
0.0
14,500  Nippon Sanso Holdings
Corp.
343,309
0.0
72,100
Nippon Steel Corp.
1,689,169
0 .1
2,518,700  Nippon Telegraph &
Telephone Corp.
2,981,223
0 .2
40,900
Nippon Yusen KK
1,061,962
0 .1
10,700
Nissan Chemical Corp.
454,851
0.0
195,700
Nissan Motor Co. Ltd.
863,672
0 .1
5,200  Nissin Foods Holdings
Co. Ltd.
432,083
0.0
6,800
Nitori Holdings Co. Ltd.
758,169
0 .1
12,000
Nitto Denko Corp.
786,905
0 .1
253,300
Nomura Holdings, Inc.
1,014,322
0 .1
9,200  Nomura Real Estate
Holdings, Inc.
230,971
0.0
356  Nomura Real Estate
Master Fund, Inc.
398,722
0.0
32,500  Nomura Research
Institute Ltd.
844,731
0 .1
53,200
NTT Data Group Corp.
711,888
0 .1
54,500
Obayashi Corp.
479,593
0.0
5,900
Obic Co. Ltd.
893,971
0 .1
26,400  Odakyu Electric Railway
Co. Ltd.
394,463
0.0
72,400
Oji Holdings Corp.
304,603
0.0
106,700
Olympus Corp.
1,385,338
0 .1
14,800
Omron Corp.
658,622
0 .1
32,600  Ono Pharmaceutical
Co. Ltd.
625,215
0 .1
6,600  Open House Group Co.
Ltd.
223,787
0.0
3,300
Oracle Corp. Japan
244,448
0.0
92,000  Oriental Land Co. Ltd./
Japan
3,018,304
0 .2
98,900
ORIX Corp.
1,846,701
0 .2
31,500
Osaka Gas Co. Ltd.
518,329
0.0
9,600
Otsuka Corp.
406,162
0.0
32,900  Otsuka Holdings Co.
Ltd.
1,168,118
0 .1
32,000  Pan Pacific International
Holdings Corp.
671,583
0 .1
186,200  Panasonic Holdings
Corp.
2,101,783
0 .2
157,000
Persol Holdings Co. Ltd.
255,002
0.0
125,400
Rakuten Group, Inc.
515,243
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
121,500  Recruit Holdings Co.
Ltd.
$ 3,717,296
0 .3
107,300
(2)
Renesas Electronics
Corp.
1,639,003
0 .1
180,400
Resona Holdings, Inc.
997,464
0 .1
46,100
Ricoh Co. Ltd.
397,749
0.0
29,600
Rohm Co. Ltd.
556,458
0 .1
20,600
SBI Holdings, Inc.
433,544
0.0
13,100
SCSK Corp.
228,396
0.0
17,700
Secom Co. Ltd.
1,200,782
0 .1
24,200
(1)
Seiko Epson Corp.
380,051
0.0
32,400  Sekisui Chemical Co.
Ltd.
466,137
0.0
50,300
Sekisui House Ltd.
1,001,042
0 .1
63,500  Seven & i Holdings Co.
Ltd.
2,486,038
0 .2
26,900
SG Holdings Co. Ltd.
344,370
0.0
21,900
(2)
Sharp Corp./Japan
136,342
0.0
19,900
Shimadzu Corp.
527,853
0 .1
6,500
Shimano, Inc.
869,990
0 .1
47,000
Shimizu Corp.
326,476
0.0
153,500  Shin-Etsu Chemical
Co. Ltd.
4,458,507
0 .4
22,000
Shionogi & Co. Ltd.
981,298
0 .1
33,700
Shiseido Co. Ltd.
1,180,988
0 .1
39,500  Shizuoka Financial
Group, Inc.
321,904
0.0
4,800
SMC Corp.
2,151,659
0 .2
242,200
SoftBank Corp.
2,741,292
0 .2
86,700
SoftBank Group Corp.
3,652,284
0 .3
24,900
Sompo Holdings, Inc.
1,067,134
0 .1
106,300
Sony Group Corp.
8,692,745
0 .7
7,200  Square Enix Holdings
Co. Ltd.
246,711
0.0
51,900
Subaru Corp.
1,009,169
0 .1
29,400
SUMCO Corp.
382,582
0.0
118,200  Sumitomo Chemical
Co. Ltd.
321,494
0.0
88,100
Sumitomo Corp.
1,758,294
0 .1
60,200  Sumitomo Electric
Industries Ltd.
725,225
0 .1
20,800  Sumitomo Metal Mining
Co. Ltd.
610,816
0 .1
107,100  Sumitomo Mitsui
Financial Group, Inc.
5,261,400
0 .4
27,800  Sumitomo Mitsui Trust
Holdings, Inc.
1,046,588
0 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
24,000  Sumitomo Realty &
Development Co. Ltd.
$ 623,077
0 .1
11,700  Suntory Beverage &
Food Ltd.
356,065
0.0
31,000
Suzuki Motor Corp.
1,246,851
0 .1
14,100
Sysmex Corp.
669,992
0 .1
42,200
T&D Holdings, Inc.
693,979
0 .1
14,300
Taisei Corp.
503,303
0.0
133,400  Takeda Pharmaceutical
Co. Ltd.
4,134,935
0 .3
32,800
TDK Corp.
1,212,625
0 .1
56,700
Terumo Corp.
1,500,897
0 .1
18,500
TIS, Inc.
406,800
0.0
15,900
Tobu Railway Co. Ltd.
408,655
0.0
9,400
Toho Co. Ltd./Tokyo
320,687
0.0
151,900  Tokio Marine Holdings,
Inc.
3,517,047
0 .3
128,200
(2)
Tokyo Electric Power
Co. Holdings, Inc.
571,856
0 .1
39,800
Tokyo Electron Ltd.
5,436,372
0 .4
32,900
Tokyo Gas Co. Ltd.
745,930
0 .1
42,100
Tokyu Corp.
485,394
0.0
20,800
TOPPAN, Inc.
497,564
0.0
116,900
Toray Industries, Inc.
608,238
0 .1
21,800
Tosoh Corp.
279,500
0.0
11,100
TOTO Ltd.
286,434
0.0
12,400
Toyota Industries Corp.
976,072
0 .1
893,900
Toyota Motor Corp.
16,036,860
1 .3
17,900
Toyota Tsusho Corp.
1,052,807
0 .1
11,300
Trend Micro, Inc./Japan
427,743
0.0
34,000
Unicharm Corp.
1,202,163
0 .1
17,300
USS Co. Ltd.
285,992
0.0
7,900  Welcia Holdings Co.
Ltd.
136,425
0.0
18,500  West Japan Railway
Co.
765,545
0 .1
21,600
Yakult Honsha Co. Ltd.
524,598
0 .1
11,800
Yamaha Corp.
322,277
0.0
25,000
Yamaha Motor Co. Ltd.
657,175
0 .1
22,400  Yamato Holdings Co.
Ltd.
364,588
0.0
20,200
Yaskawa Electric Corp.
727,423
0 .1
19,200  Yokogawa Electric
Corp.
370,574
0.0
225,200
Z Holdings Corp.
624,730
0 .1
7,800  Zensho Holdings Co.
Ltd.
338,712
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan: (continued)
11,800
ZOZO, Inc.
$ 216,072
0.0
Jordan : 0.0%
13,898  Hikma Pharmaceuticals
PLC
352,917
0.0
Luxembourg : 0 .1%
43,129
ArcelorMittal SA
1,079,780
0 .1
11,376
(1)
Eurofins Scientific SE
641,119
0.0
Macao : 0 .1%
184,000  Galaxy Entertainment
Group Ltd.
1,100,986
0 .1
204,000
(1)(2)
Sands China Ltd.
620,360
0.0
Netherlands : 5 .3%
33,912
(3)
ABN AMRO Bank NV
479,263
0.0
1,830
(2)(3)
Adyen NV
1,356,825
0 .1
142,241
(1)
Aegon Ltd.
685,561
0 .1
14,379
Akzo Nobel NV
1,036,704
0 .1
4,716
(1)(2)
Argenx SE
2,305,311
0 .2
3,958
ASM International, N.V.
1,652,832
0 .1
33,980
ASML Holding NV
20,005,739
1 .6
13,473
ASR Nederland NV
504,121
0.0
6,498  BE Semiconductor
Industries NV
635,546
0 .1
7,194
(3)
Euronext NV
500,409
0.0
9,141
EXOR NV
808,509
0 .1
43,123
(1)
Ferrovial SE
1,317,710
0 .1
10,925
Heineken Holding NV
823,322
0 .1
24,275
Heineken NV
2,140,121
0 .2
4,785
(1)
IMCD NV
604,990
0.0
305,084
ING Groep NV
4,021,028
0 .3
10,553
(1)
JDE Peet's NV
294,772
0.0
81,922  Koninklijke Ahold
Delhaize NV
2,469,104
0 .2
272,240
Koninklijke KPN NV
896,940
0 .1
78,275
(2)
Koninklijke Philips, N.V.
1,561,763
0 .1
21,135
NN Group NV
677,550
0 .1
8,858
OCI NV
246,315
0.0
9,268
(1)
Randstad NV
512,021
0.0
565,101
Shell PLC
17,910,545
1 .4
69,061
(1)
Universal Music Group
NV
1,802,229
0 .1
21,706
Wolters Kluwer NV
2,628,065
0 .2
New Zealand : 0 .2%
105,114  Auckland International
Airport Ltd.
498,332
0.0
48,647  Fisher & Paykel
Healthcare Corp. Ltd.
627,211
0 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
New Zealand: (continued)
58,220
Mercury NZ Ltd.
$ 212,732
0.0
108,446
Meridian Energy Ltd.
333,512
0.0
157,127
Spark New Zealand Ltd.
452,345
0.0
12,122
(2)
Xero Ltd.
871,788
0 .1
Norway : 0 .6%
26,636
Aker BP ASA
735,475
0 .1
78,105
DNB Bank ASA
1,569,268
0 .1
75,938
Equinor ASA
2,488,644
0 .2
16,793  Gjensidige Forsikring
ASA
246,412
0.0
7,444  Kongsberg Gruppen
ASA
306,794
0.0
36,952
Mowi ASA
653,137
0.0
112,919
Norsk Hydro ASA
706,629
0 .1
63,063
Orkla ASA
471,014
0.0
6,093
Salmar ASA
308,601
0.0
58,752
Telenor ASA
666,285
0 .1
Portugal : 0 .2%
264,499  EDP - Energias de
Portugal SA
1,099,773
0 .1
41,316
Galp Energia SGPS SA
611,978
0 .1
23,777  Jeronimo Martins SGPS
SA
533,989
0.0
Singapore : 1 .4%
314,600  CapitaLand Ascendas
REIT
630,986
0 .1
448,500  CapitaLand Integrated
Commercial Trust
605,258
0 .1
218,400  CapitaLand Investment
Ltd./Singapore
493,487
0.0
42,000
City Developments Ltd.
202,687
0.0
152,700  DBS Group Holdings
Ltd.
3,750,259
0 .3
507,700
Genting Singapore Ltd.
313,423
0.0
157,920
(2)
Grab Holdings Ltd. -
Class A
559,037
0 .1
8,300  Jardine Cycle &
Carriage Ltd.
193,508
0.0
122,300
Keppel Corp. Ltd.
607,321
0 .1
290,200  Mapletree Logistics
Trust
355,767
0.0
198,000  Mapletree Pan Asia
Commercial Trust
206,641
0.0
285,400  Oversea-Chinese
Banking Corp. Ltd.
2,669,076
0 .2
30,754
(2)
Sea Ltd., ADR
1,351,638
0 .1
3,738,531
(2)
Seatrium Ltd.
365,556
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore: (continued)
75,300  Sembcorp Industries
Ltd.
$ 279,882
0.0
125,500
Singapore Airlines Ltd.
592,011
0 .1
72,000  Singapore Exchange
Ltd.
512,209
0.0
131,100  Singapore Technologies
Engineering Ltd.
374,140
0.0
696,000  Singapore
Telecommunications
Ltd.
1,231,987
0 .1
106,600  United Overseas Bank
Ltd.
2,220,277
0 .2
39,000
UOL Group Ltd.
182,425
0.0
South Africa : 0 .2%
107,106
Anglo American PLC
2,941,107
0 .2
South Korea : 0.0%
14,765
(2)(3)
Delivery Hero SE
421,592
0.0
Spain : 2 .5%
2,073
Acciona SA
264,007
0.0
18,464  ACS Actividades
de Construccion y
Servicios SA
663,775
0 .1
6,322
(3)
Aena SME SA
951,319
0 .1
37,972
Amadeus IT Group SA
2,293,611
0 .2
502,822  Banco Bilbao Vizcaya
Argentaria SA
4,069,303
0 .3
1,364,140
Banco Santander SA
5,194,739
0 .4
347,790
CaixaBank SA
1,385,593
0 .1
47,638
(3)
Cellnex Telecom SA
1,656,945
0 .1
5,529  Corp ACCIONA
Energias Renovables
SA
142,414
0.0
25,893
EDP Renovaveis SA
424,061
0.0
20,898
Enagas SA
346,061
0.0
26,669
Endesa SA
542,753
0 .1
25,046
(2)
Grifols SA
324,393
0.0
513,742
Iberdrola SA
5,745,921
0 .5
91,944  Industria de Diseno
Textil SA
3,421,425
0 .3
10,584  Naturgy Energy Group
SA
287,940
0.0
34,073
Red Electrica Corp. SA
536,014
0 .1
107,670
Repsol SA
1,771,066
0 .1
436,420
Telefonica SA
1,782,926
0 .1
Sweden : 2 .8%
24,325
Alfa Laval AB
833,323
0 .1
84,482  Assa Abloy AB - Class
B
1,835,673
0 .2

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden: (continued)
226,404  Atlas Copco AB - Class
A
$ 3,040,759
0 .3
131,564  Atlas Copco AB - Class
B
1,538,648
0 .1
32,318
(1)
Beijer Ref AB
340,026
0.0
22,965
Boliden AB
659,023
0 .1
55,547
Epiroc AB - Class A
1,054,685
0 .1
32,744
Epiroc AB - Class B
523,816
0 .1
29,859
(1)
EQT AB
588,311
0 .1
51,342
Essity AB - Class B
1,107,306
0 .1
15,447
(3)
Evolution AB
1,558,746
0 .1
54,742
(1)(2)
Fastighets AB Balder
245,398
0.0
19,206
Getinge AB - Class B
337,495
0.0
55,190
(1)
H & M Hennes &
Mauritz AB - Class B
782,606
0 .1
174,999
Hexagon AB - Class B
1,489,371
0 .1
7,877
Holmen AB - Class B
306,181
0.0
29,474
(1)
Husqvarna AB - Class B
224,921
0.0
10,930  Industrivarden AB -
Class A
288,215
0.0
12,964
(1)
Industrivarden AB -
Class C
341,616
0.0
22,942
Indutrade AB
423,712
0.0
12,432  Investment AB Latour -
Class B
218,503
0.0
145,890
Investor AB - Class B
2,792,993
0 .2
6,381  L E Lundbergforetagen
AB - Class B
266,064
0.0
19,573
Lifco AB - Class B
342,397
0.0
127,739
(1)
Nibe Industrier AB -
Class B
835,125
0 .1
6,724
Saab AB - Class B
342,222
0.0
16,626
Sagax AB - Class B
315,818
0.0
89,871
Sandvik AB
1,653,658
0 .1
41,294
(1)
Securitas AB - Class B
326,517
0.0
133,755  Skandinaviska Enskilda
Banken AB - Class A
1,594,608
0 .1
28,567
Skanska AB - Class B
469,086
0 .1
28,611
SKF AB - Class B
474,987
0 .1
51,068
(1)
Svenska Cellulosa AB
SCA - Class B
699,229
0 .1
122,942  Svenska
Handelsbanken AB -
Class A
1,093,925
0 .1
71,561
Swedbank AB - Class A
1,315,392
0 .1
16,495
(1)(2)
Swedish Orphan
Biovitrum AB
337,038
0.0
44,856
(1)
Tele2 AB - Class B
343,036
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden: (continued)
246,820
(1)
Telefonaktiebolaget LM
Ericsson - Class B
$ 1,202,448
0 .1
198,859
(1)
Telia Co. AB
410,186
0.0
16,813
Volvo AB - Class A
349,149
0.0
127,195
Volvo AB - Class B
2,619,917
0 .2
50,034
(1)(2)
Volvo Car AB - Class B
202,379
0.0
Switzerland : 9 .6%
134,837
ABB Ltd., Reg
4,812,766
0 .4
13,435
(1)
Adecco Group AG
551,818
0.0
42,119
Alcon, Inc.
3,250,216
0 .3
2,834
(1)
Bachem Holding AG
209,033
0.0
3,846  Baloise Holding AG,
Reg
556,810
0.0
2,529
(1)
Banque Cantonale
Vaudoise
264,640
0.0
300
Barry Callebaut AG
477,073
0.0
1,773
BKW AG
312,122
0.0
9  Chocoladefabriken Lindt
& Spruengli AG
985,462
0 .1
81  Chocoladefabriken Lindt
& Spruengli AG - Class
PC
900,116
0 .1
43,999  Cie Financiere
Richemont SA
5,358,342
0 .4
18,116
Clariant AG
285,628
0.0
15,675
DSM-Firmenich AG
1,324,582
0 .1
8,276
(2)
Dufry AG, Reg
314,206
0.0
589
(1)
EMS-Chemie Holding
AG
399,135
0.0
2,818
(1)
Geberit AG, Reg
1,405,274
0 .1
778
Givaudan SA, Reg
2,533,039
0 .2
3,117
Helvetia Holding AG
435,409
0.0
43,932
Holcim AG
2,812,039
0 .2
17,364
Julius Baer Group Ltd.
1,111,433
0 .1
4,580  Kuehne + Nagel
International AG
1,301,319
0 .1
13,861  Logitech International
SA
953,615
0 .1
6,277
Lonza Group AG
2,903,408
0 .2
225,051
Nestle SA
25,474,878
2 .0
172,769
Novartis AG, Reg
17,644,663
1 .4
1,913  Partners Group Holding
AG
2,147,525
0 .2
59,218
(1)
Roche Holding AG
16,166,580
1 .3
3,432
Schindler Holding AG
683,654
0 .1
1,971  Schindler Holding AG
(SCHN)
379,238
0.0
12,635
SGS SA
1,060,401
0 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland: (continued)
25,777
SIG Group AG
$ 635,027
0 .1
12,336
Sika AG, Reg
3,125,461
0 .2
4,382  Sonova Holding AG,
Reg
1,037,117
0 .1
57,608
STMicroelectronics NV
2,484,234
0 .2
9,408
Straumann Holding AG
1,197,440
0 .1
4,418
Swatch Group AG
215,771
0.0
2,430  Swatch Group AG -
Class BR
622,377
0 .1
2,488
Swiss Life Holding AG
1,547,981
0 .1
6,442
(1)
Swiss Prime Site AG
589,757
0.0
2,183
Swisscom AG, Reg
1,296,244
0 .1
5,355
Temenos AG
374,530
0.0
277,224
UBS Group AG
6,828,635
0 .5
2,276
(1)(3)
VAT Group AG
812,176
0 .1
12,682  Zurich Insurance Group
AG
5,802,721
0 .5
United Kingdom : 11 .7%
82,040
3i Group PLC
2,065,013
0 .2
168,087
abrdn PLC
317,584
0.0
17,823
Admiral Group PLC
515,082
0.0
36,936
Ashtead Group PLC
2,239,910
0 .2
29,461  Associated British
Foods PLC
740,178
0 .1
130,637
AstraZeneca PLC
17,621,013
1 .4
77,130
(3)
Auto Trader Group PLC
579,556
0.0
230,805
Aviva PLC
1,092,444
0 .1
256,941
BAE Systems PLC
3,122,326
0 .2
1,311,175
Barclays PLC
2,527,211
0 .2
82,637  Barratt Developments
PLC
443,072
0.0
9,043  Berkeley Group
Holdings PLC
451,606
0.0
1,462,559
BP PLC
9,427,617
0 .7
179,075  British American
Tobacco PLC
5,622,756
0 .4
544,294
BT Group PLC
772,936
0 .1
28,485
Bunzl PLC
1,014,465
0 .1
31,756
Burberry Group PLC
735,947
0 .1
469,020
Centrica PLC
882,191
0 .1
86,253
CNH Industrial NV
1,047,081
0 .1
17,404  Coca-Cola Europacific
Partners PLC
1,087,402
0 .1
146,511
Compass Group PLC
3,566,333
0 .3
11,770
Croda International PLC
703,045
0 .1
8,291
DCC PLC
464,213
0.0
189,399
Diageo PLC
6,982,828
0 .5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom: (continued)
53,837
Entain PLC
$ 610,613
0 .1
345,162
GSK PLC
6,245,329
0 .5
32,000
Halma PLC
753,948
0 .1
29,869  Hargreaves Lansdown
PLC
280,919
0.0
1,666,186
HSBC Holdings PLC
13,038,631
1 .0
72,772
Imperial Brands PLC
1,476,293
0 .1
117,969
Informa PLC
1,077,238
0 .1
14,188  InterContinental Hotels
Group PLC
1,049,271
0 .1
13,604
Intertek Group PLC
680,327
0 .1
139,638
(1)
J Sainsbury PLC
430,022
0.0
217,598
JD Sports Fashion PLC
395,275
0.0
15,403
Johnson Matthey PLC
304,940
0.0
162,789
Kingfisher PLC
441,912
0.0
59,150  Land Securities Group
PLC
423,992
0.0
503,862  Legal & General Group
PLC
1,359,597
0 .1
5,428,321  Lloyds Banking Group
PLC
2,917,166
0 .2
35,782  London Stock Exchange
Group PLC
3,586,306
0 .3
188,273
M&G PLC
451,089
0.0
113,914
Melrose Industries PLC
649,359
0 .1
310,356
National Grid PLC
3,711,679
0 .3
489,904
NatWest Group PLC
1,401,407
0 .1
10,251
Next PLC
909,183
0 .1
48,576
(2)
Ocado Group PLC
353,193
0.0
54,116
Pearson PLC
570,969
0.0
26,818
Persimmon PLC
351,224
0.0
63,002  Phoenix Group
Holdings PLC
369,230
0.0
232,065
Prudential PLC
2,494,560
0 .2
60,478  Reckitt Benckiser Group
PLC
4,264,979
0 .3
159,773
RELX PLC
5,390,763
0 .4
212,411
Rentokil Initial PLC
1,577,079
0 .1
709,432
(2)
Rolls-Royce Holdings
PLC
1,900,853
0 .2
86,401
Sage Group PLC
1,039,748
0 .1
67,678
Schroders PLC
334,417
0.0
98,066
Segro PLC
857,498
0 .1
21,263
Severn Trent PLC
613,555
0 .1
73,616
Smith & Nephew PLC
913,622
0 .1
29,575
Smiths Group PLC
582,275
0 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom: (continued)
6,218  Spirax-Sarco
Engineering PLC
$ 719,758
0 .1
91,904
SSE PLC
1,800,993
0 .1
46,021
St James's Place PLC
464,307
0.0
199,925  Standard Chartered
PLC
1,838,828
0 .1
296,559
Taylor Wimpey PLC
422,949
0.0
604,219
Tesco PLC
1,943,474
0 .2
212,094
Unilever PLC
10,491,675
0 .8
57,475  United Utilities Group
PLC
664,128
0 .1
1,938,220
Vodafone Group PLC
1,816,899
0 .1
16,968
Whitbread PLC
714,237
0 .1
51,622
(2)
Wise PLC - Class A
430,497
0.0
90,597
WPP PLC
807,162
0 .1
United States : 2 .0%
61,162
CRH PLC
3,347,396
0 .3
3,520
(2)
CyberArk Software Ltd.
576,470
0.0
77,548
Experian PLC
2,536,422
0 .2
467,022
Haleon PLC
1,935,860
0 .1
37,117
(2)
James Hardie Industries
PLC
970,731
0 .1
1,831
(2)
Monday.com Ltd.
291,532
0.0
19,221
(1)(2)
QIAGEN NV
775,559
0 .1
2,698  Roche Holding AG -
Class BR
792,637
0 .1
45,869
Schneider Electric SE
7,558,853
0 .6
186,481
Stellantis NV
3,570,819
0 .3
25,423
Swiss Re AG
2,610,952
0 .2
39,649
Tenaris SA
626,294
0.0
Total Common Stock
(Cost $1,283,214,299)
1,232,764,829
95 .8
PREFERRED STOCK : 0 .4%
Germany : 0 .4%
4,988  Bayerische Motoren
Werke AG
464,286
0.0
9,598
(3)
Dr Ing hc F Porsche AG
900,553
0 .1
14,266
Henkel AG & Co. KGaA
1,015,875
0 .1
12,907  Porsche Automobil
Holding SE
634,888
0.0
2,209
(1)
Sartorius AG
748,175
0 .1
17,381
Volkswagen AG
1,997,066
0 .1
Total Preferred Stock
(Cost $6,923,659)
5,760,843
0 .4
Total Long-Term
Investments
(Cost $1,290,137,958)
1,238,525,672
96 .2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 6 .6%
Repurchase Agreements : 3 .7%
11,048,995
(4)
Cantor Fitzgerald,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase Amount
$11,053,826,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$11,269,975, due
05/01/25-03/15/65)
$ 11,048,995
0 .9
7,917,545
(4)
CF Secured LLC,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $7,921,007,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.166%, Market Value
plus accrued interest
$8,075,897, due
11/15/23-08/20/72)
7,917,545
0 .6
2,534,393
(4)
HSBC Securities USA
Inc., Repurchase
Agreement dated
09/29/2023, 5.290%,
due 10/02/2023
(Repurchase
Amount $2,535,495,
collateralized by various
U.S. Government
Securities, 0.000%-
4.375%, Market Value
plus accrued interest
$2,585,081, due
02/29/24-02/15/53)
2,534,393
0 .2
10,810,709
(4)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase Amount
$10,815,445,
collateralized by various
U.S. Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$11,026,923, due
10/31/23-02/15/53)
10,810,709
0 .8

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
11,048,995
(4)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
09/29/2023, 5.370%,
due 10/02/2023
(Repurchase Amount
$11,053,872,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.500%-
7.449%, Market Value
plus accrued interest
$11,275,018, due
02/15/25-04/20/71)
$ 11,048,995
0 .9
3,812,939
(4)
Santander US
Capital Markets
LLC, Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $3,814,609,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
5.972%, Market Value
plus accrued interest
$3,889,198, due
10/01/27-06/01/62)
3,812,939
0 .3
Total Repurchase
Agreements
(Cost $47,173,576)
47,173,576
3 .7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2 .9%
37,457,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $37,457,000) $ 37,457,000 2 .9
Total Short-Term
Investments
(Cost $84,630,576)
84,630,576
6 .6
Total Investments in
Securities
(Cost $1,374,768,534) $ 1,323,156,248 102 .8
Liabilities in Excess of
Other Assets (36,331,101) (2.8)
Net Assets $ 1,286,825,147 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 18 .4%
Industrials 15 .3
Health Care 12 .8
Consumer Discretionary 11 .6
Consumer Staples 9 .4
Information Technology 7 .5
Materials 7 .2
Energy 4 .6
Communication Services 4 .0
Utilities 3 .2
Real Estate 2 .2
Short-Term Investments 6 .6
Liabilities in Excess of Other Assets ( 2 .8 )
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 100,110,856 $ — $ 100,110,856
Austria — 3,004,746 — 3,004,746
Belgium 276,429 9,663,651 — 9,940,080
Brazil — 524,935 — 524,935
Burkina Faso — 300,892 — 300,892
Chile — 574,803 — 574,803
China — 6,364,606 — 6,364,606
Denmark — 40,483,297 — 40,483,297
Finland — 13,718,389 — 13,718,389
France — 137,233,089 — 137,233,089
Germany — 96,124,718 — 96,124,718
Hong Kong 892,134 23,765,682 — 24,657,816
Ireland 922,001 6,675,103 — 7,597,104
Israel 2,733,341 4,955,443 — 7,688,784
Italy — 27,434,035 — 27,434,035
Japan 278,928 283,949,730 — 284,228,658
Jordan — 352,917 — 352,917
Luxembourg — 1,720,899 — 1,720,899
Macao — 1,721,346 — 1,721,346
Netherlands 294,772 67,582,523 — 67,877,295
New Zealand 498,332 2,497,588 — 2,995,920
Norway — 8,152,259 — 8,152,259
Portugal — 2,245,740 — 2,245,740
Singapore 1,910,675 15,786,900 — 17,697,575
South Africa — 2,941,107 — 2,941,107
South Korea — 421,592 — 421,592
Spain — 31,804,266 — 31,804,266
Sweden — 35,724,508 — 35,724,508
Switzerland — 123,583,895 — 123,583,895
United Kingdom 1,700,957 148,244,220 — 149,945,177
United States 4,215,398 21,378,127 — 25,593,525
Total Common Stock 13,722,967 1,219,041,862 — 1,232,764,829
Preferred Stock — 5,760,843 — 5,760,843
Short-Term Investments 37,457,000 47,173,576 — 84,630,576
Total Investments, at fair value $ 51,179,967 $ 1,271,976,281 $ — $ 1,323,156,248
Liabilities Table
Other Financial Instruments+
Futures $ (1,306,816) $ — $ — $ (1,306,816)
Total Liabilities $ (1,306,816) $ — $ — $ (1,306,816)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series I Portfolio
At September 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI EAFE Index 445 12/15/23 $ 45,423,375 $ (1,306,816)
$ 45,423,375 $ (1,306,816)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 52,853,195
Gross Unrealized Depreciation (104,465,481)
Net Unrealized Depreciation $ (51,612,286)